Other Income and Expenses - Summary of other income and expenses (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) [1]	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)		Dec. 31, 2018 MXN ($)
Other income:
Gain on sale of long-lived assets		$ 274	$ 330		$ 399
Cancellation of contingencies		344	565		162
Foreign exchange gain related to operating activities		0	79		0
Joint venture sale		212	0		0
Other		664	916		8
Other income	$ 75	1,494	1,890	[2]	569
Other expenses:
Provisions for contingencies		842	1,305		818
Loss on the retirement of long-lived assets		291	318		103
Loss on sale of long-lived assets		178	288		221
Loss on the retirement of intangible assets		375	0		0
Impairment		2,501	948		432
Severance payments (2)		192	1,062		224
Donations		361	288		332
Foreign exchange gain (loss), net		69	0		(25)
Other		296	171		345
Other expenses	$ 256	$ 5,105	$ 4,380	[2]	$ 2,450

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[2]	The Company initially adopted IFRS 16 on January 1, 2019 using the modified retrospective approach under which the comparative information is not restated – See note 3.18